Derivative Liability (Details Textual) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 10, 2016	Aug. 05, 2015	Aug. 03, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Feb. 28, 2015
Derivative [Line Items]
Convertible debt, Description								On May 6, 2016, the Company exchanged a debenture with an unpaid principal amount of $195,000 and unpaid interest of $94,839 for $7,821 in cash, a 12% Senior Secured Convertible Promissory Note for $282,018 convertible into the Company's common stock at $0.10 per share and a warrant to purchase 564,036 shares of the Company's common stock at $0.15 per share which expires on May 6, 2021.
Amortization of debt discount and interest expense				$ 68,373	$ 0	$ 74,772	$ 0	$ 39,883	$ 0
Principal amount of convertible promissory note								0		$ 260,000
Amortization of debt discount				181,700	10,092	425,374	58,676	195,239	18,668
Interest expense on debt	$ 130,833	$ 69,627	$ 74,582	$ 2,044	3,417	$ 1,022	1,705	$ 511,101	241,012
Interest rate				8.00%		8.00%		10.00%
Loss (gain) in fair value of derivative				$ 2,561		$ 62,418		$ 18,868	$ 152,253
Derivative [Member]
Derivative [Line Items]
Fair value of embedded derivative	206,996	102,296	80,405
Amortization of debt discount	76,163	$ 10,778	$ 27,714
Interest expense on debt	$ 130,833
Loan Agreement [Member]
Derivative [Line Items]
Maturity date of debt	Dec. 10, 2017	Aug. 05, 2017	Aug. 03, 2018
Convertible debt, Description	The Conversion Price is the 80% of the average closing price of the last thirty trading days of the stock, not lower than $0.10. The Note accrues interest at a rate of 7% per annum and matures on December 10, 2017.	The Conversion Price is the 90% of the current fair market price, not lower than $0.05.	The Conversion Price is the 70% of the VWAP for the prior 30 days, not lower than $0.07. The Note accrues interest at a rate of 8% per annum and matures on August 3, 2018.
Principal amount of convertible promissory note	$ 160,330	$ 97,000	$ 97,000
Interest rate	7.00%	8.00%